Earning Per Ordinary Share - Summary of Computation of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings per share [abstract]
Contingently issuable ordinary shares excluded from the computation of diluted earnings per ordinary share	4,053,377	3,618,278	7,274,916